Short-Term Investments (Details) - Schedule of Short-Term Investments - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Schedule of Short-Term Investments [Abstract]
Marketable securities	$ 496,122	$ 5,611,815
Time deposits		172,402
Wealth management products		51,160
Total	$ 496,122	$ 5,835,377